Intangible Assets - Summary of Changes In Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	₩ 1,163	₩ 1,036	₩ 234
Acquisitions	1,514	1,617	1,177
Amortization	(905)	(868)	(145)
Disposals	(20)
Impairment	(52)	(623)	(230)
Foreign exchange differences	17	1
Intangible assets at ending balance	1,717	1,163	1,036
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	991	64	115
Acquisitions	951	1,523	36
Amortization	(807)	(597)	(87)
Disposals	(8)
Foreign exchange differences	17	1
Intangible assets at ending balance	1,144	991	64
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	72	77	89
Acquisitions	153	16	12
Amortization	(27)	(21)	(24)
Disposals	(12)
Intangible assets at ending balance	186	72	77
License
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	57	843
Acquisitions		78	1,104
Amortization	(5)	(241)	(31)
Impairment	(52)	(623)	(230)
Intangible assets at ending balance		57	843
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets at beginning balance	43	52	30
Acquisitions	410		25
Amortization	(66)	(9)	(3)
Intangible assets at ending balance	₩ 387	₩ 43	₩ 52